UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Alabama — 1.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$515	$521,438
County of Jefferson Alabama Sewer Revenue, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,655	1,871,308

		2,392,746

California — 5.3%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	452,375
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,259,690
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	680	803,332
St. Joseph Health System, 5.00%, 7/01/33	435	514,923
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	115	117,367
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	70	79,196
5.25%, 8/15/49	175	196,857
California Pollution Control Financing Authority, RB, County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45 (a)	440	456,311
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	270	311,607
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	197,305
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 8/01/38 (b)	3,725	1,502,739
State of California, GO, Various Purposes, 6.50%, 4/01/33	2,000	2,466,540

Municipal Bonds	Par (000)	Value

California (concluded)
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	$355	$414,640
Sub-Series I-1, 6.38%, 11/01/34	400	497,432

		9,270,314

Colorado — 0.7%
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,221,912

Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	863,595
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,240	1,370,646

		2,234,241

District of Columbia — 3.2%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	550	550,594
7.50%, 1/01/39	500	500,435
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	260	307,871
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	821,812
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.25%, 5/15/24	2,065	2,065,434
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	192,454
5.25%, 10/01/44	1,000	1,139,980

		5,578,580

Florida — 2.0%
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,080	1,342,959

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Florida (concluded)
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Series A2, 0.00%, 5/01/39 (c)	$95	$69,579
Series A3, 0.00%, 5/01/40 (c)	225	134,273
Series A4, 0.00%, 5/01/40 (c)	120	53,011
Series A1, 6.65%, 5/01/40	355	363,470
Tolomato Community Development District, Convertible CAB (d)(e):
Series 1, 6.65%, 5/01/40	15	15,484
Series 2, 6.65%, 5/01/40	815	484,640
Series 3, 6.65%, 5/01/40	275	3
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	865	983,003

		3,446,422

Georgia — 0.2%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	240	287,083

Guam — 1.3%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	640	741,261
5.50%, 7/01/43	1,065	1,258,297
Territory of Guam, GO, Series A, 6.00%, 11/15/19	200	223,178

		2,222,736

Illinois — 9.9%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	2,500	2,958,025
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	480	506,078
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,090	1,189,626
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	280	315,367
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	1,150	1,230,201
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	415,969

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	$1,625	$1,823,152
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	416,262
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	2,084,961
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	550	639,831
Illinois State Toll Highway Authority, RB, Senior, Series A, 5.00%, 1/01/38	815	938,424
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	1,790	1,929,960
Series B-2, 5.00%, 6/15/50	600	645,552
State of Illinois, GO, 5.00%, 2/01/39	745	806,716
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	244,595
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	390	450,080
5.00%, 4/01/44	475	546,943

		17,141,742

Indiana — 3.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	365	452,100
7.00%, 1/01/44	885	1,102,834
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,513,923
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	160	175,168
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	520	568,505

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Sisters of St. Francis Health Services, 5.25%, 11/01/39	$290	$328,437
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	600	687,576
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	404,666
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	445	510,980

		5,744,189

Iowa — 2.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	340	364,211
5.50%, 12/01/22	830	882,929
5.25%, 12/01/25	660	729,142
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	730	776,019
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,765	1,596,143

		4,348,444

Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	440	507,637
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (c)	565	419,004

		926,641

Louisiana — 3.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	2,000	2,299,040
Series A-1, 6.50%, 11/01/35	1,135	1,376,131

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	$350	$393,613
5.25%, 5/15/31	300	335,961
5.25%, 5/15/32	380	430,684
5.25%, 5/15/33	415	468,336
5.25%, 5/15/35	945	1,066,338

		6,370,103

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,119,671

Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,058,571
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,124,950

		2,183,521

Michigan — 2.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,970	2,169,167
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	410	443,464
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (f)	1,400	1,767,962

		4,380,593

Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	97,823

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Missouri (concluded)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$115	$130,475

		228,298

Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	285	323,042
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	1,100	1,293,985

		1,617,027

New Jersey — 3.0%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,410	1,541,313
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	935,940
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,625	1,803,230
Transportation System, Series B, 5.25%, 6/15/36	845	945,699

		5,226,182

New York — 7.7%
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.63%, 8/01/25 (g)	4,000	4,384,120
British Airways PLC Project, 7.63%, 12/01/32	1,000	1,005,740
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,348,054
5.25%, 11/15/39	400	478,588
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	420	479,858

Municipal Bonds	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	$1,895	$2,026,570
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	160	179,182
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	395	445,793
New York State Dormitory Authority, RB, Series A, 5.25%, 7/01/48	1,000	1,123,290
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	867,919
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,100	1,042,481

		13,381,595

North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	480	547,776
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	260	297,838

		845,614

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	2,295	1,933,423
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,650	3,059,080

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Ohio (concluded)
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	$1,000	$1,004,060

		5,996,563

Pennsylvania — 1.1%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	580	626,441
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	720	744,933
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	605,587

		1,976,961

South Carolina — 1.3%
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,830	2,183,593

Texas — 5.7%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	1,500	75,000
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	730	859,947
City of Austin Texas Airport System, RB, AMT, 5.00%, 11/15/44	285	328,337
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	525	613,835
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	284,420
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	210	248,636
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	700	812,903

Municipal Bonds	Par (000)	Value

Texas (concluded)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (b)	$5,200	$1,990,196
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,390	1,671,489
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (NPFGC), 0.00%, 11/15/34 (b)	3,000	1,258,230
HFDC of Central Texas, Inc., RB, Village at Gleannloch Farms, Series A, 5.50%, 2/15/27	1,150	1,176,002
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	500	612,455

		9,931,450

Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	675	639,832
3.25%, 10/15/42	425	394,719

		1,034,551

Virginia — 1.9%
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,068,940
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,875	2,193,056

		3,261,996

Washington — 0.7%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,020	1,230,763

Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	100	110,756

Total Municipal Bonds — 66.8%		115,894,287

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

California — 5.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44 (f)	$1,090	$1,303,692
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	840	956,474
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	3,225	3,719,973
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,039	2,346,963
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	646,713

		8,973,815

Colorado — 3.0%
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiatives, 5.50%, 7/01/34 (i)	740	857,616
Sisters of Leavenworth Health System, 5.00%, 1/01/40	3,930	4,411,071

		5,268,687

Florida — 1.3%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,264,820

Illinois — 4.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33	4,995	5,211,783
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,773,976

		7,985,759

Indiana — 7.2%
Carmel Redevelopment Authority, RB, Performing Arts Center (f):
4.75%, 2/01/16	5,365	5,607,283

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Indiana (concluded)
Carmel Redevelopment Authority, RB, Performing Arts Center (f) (concluded):
5.00%, 2/01/16	$6,580	$6,893,603

		12,500,886

Massachusetts — 4.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	8,337,385

Nebraska — 3.0%
Omaha Public Power District, RB, Sub-Series B (NPFGC), 4.75%, 2/01/16 (f)	5,000	5,226,800

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	660	763,019

New York — 23.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	4,780	5,537,212
Series FF-2, 5.50%, 6/15/40	495	580,250
Series HH, 5.00%, 6/15/31 (i)	2,835	3,322,284
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	6,509	7,653,267
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,135	7,219,852
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	2,220	2,649,659
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	11,240	13,209,698

		40,172,222

North Carolina — 9.1%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.75%, 12/01/34	15,170	15,710,338

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	6

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Ohio — 3.1%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	$4,634	$5,282,198

South Carolina — 0.9%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	1,593	1,634,351

Texas — 11.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	11,000	12,690,150
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (i)	2,122	2,413,380
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,361,049
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	2,175	2,545,485

		19,010,064

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,829	2,057,504

Virginia — 1.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,356,455

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	$1,989	$2,223,871

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 81.2%		140,768,174

Total Long-Term Investments (Cost — $233,497,359) — 148.0%		256,662,461

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	434,222	434,222

Total Short-Term Securities (Cost — $434,222) — 0.3%		434,222

Total Investments (Cost — $233,931,581*) — 148.3%		257,096,683
Other Assets Less Liabilities — 0.7%		1,209,649
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (49.0%)		(84,928,205)

Net Assets Applicable to Common Shares — 100.0%		$173,378,127

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$161,665,044

Gross unrealized appreciation		$25,301,548
Gross unrealized depreciation		(2,475,010)

Net unrealized appreciation		$22,826,538

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from October 1, 2016 to February 15, 2031 is $10,705,336.
(j)	Represents the current yield as of report date.
(k)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income

FFI Institutional Tax-Exempt Fund	787,037	(352,815)	434,222	$362

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single Family

•	As of January 31, 2015, financial futures contracts outstanding were as follows:
Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(144)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$18,846,000	$(466,645)

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	8

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, refer to the Trust's most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$256,662,461	—	$256,662,461
Short-Term Securities	$434,222	—	—	434,222
Total	$434,222	$256,662,461	—	$257,096,683

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(466,645)	—	—	$(466,645)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	9

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$1	—	—	$1
Cash pledged for financial futures contracts	196,000	—	—	196,000
Liabilities:
TOB trust certificates	—	$(84,915,101)	—	(84,915,101)
Total	$196,001	$(84,915,101)	—	$(84,719,100)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2015	10

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2015